PORTFOLIO OF INVESTMENTS
as of May 31, 2023 (Unaudited)
1
Voya Infrastructure, Industrials
and Materials Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 96 .9%
Australia : 4 .4%
46,553
APA Group
$ 303,889
0.2
319,689
Aurizon Holdings Ltd.
739,974
0.4
80,060
BHP Group Ltd. - Class DI
2,190,686
1.3
59,120
BlueScope Steel Ltd.
712,995
0.4
52,728
Glencore PLC
269,659
0.2
54,431
IGO Ltd.
505,510
0.3
16,733
Rio Tinto Ltd.
1,166,021
0.7
190,557
South32 Ltd.
487,168
0.3
62,421
Telstra Group Ltd.
177,016
0.1
94,789
Transurban Group
914,333
0.5
7,467,251
4.4
Brazil : 1 .1%
104,093
Rumo SA
426,565
0.2
67,251
TIM SA/Brazil
183,991
0.1
27,370
Vale SA
348,619
0.2
23,365  Wheaton Precious Metals
Corp.
1,058,869
0.6
2,018,044
1.1
Canada : 4 .6%
52,596
AltaGas Ltd.
891,904
0.5
3,663  Canadian National Railway
Co.
413,008
0.2
11,972  Canadian Pacific Kansas
City Ltd.
912,253
0.5
10,869
Franco-Nevada Corp.
1,579,548
0.9
40,879
(1)
Hydro One Ltd.
1,165,089
0.7
47,722
Kinross Gold Corp.
224,988
0.1
5,399
Nutrien Ltd.
284,447
0.2
25,532  Rogers Communications,
Inc. - Class B
1,125,665
0.7
7,489  Teck Resources Ltd. - Class
B
292,333
0.2
42,111
TELUS Corp.
797,860
0.5
2,344
West Fraser Timber Co. Ltd.
158,183
0.1
7,845,278
4.6
Chile : 0 .1%
30,885
Lundin Mining Corp.
215,911
0.1
China : 2 .7%
970,000  China Communications
Services Corp. Ltd. - Class H
461,314
0.3
148,000  China Oilfield Services Ltd.
- Class H
150,689
0.1
283,000  China Railway Group Ltd. -
Class H
186,479
0.1
3,792,000
(1)
China Tower Corp. Ltd. -
Class H
416,482
0.2
5,400  Contemporary Amperex
Technology Co. Ltd. - Class A
168,242
0.1
237,500
Fosun International Ltd.
156,640
0.1
74,100  Inner Mongolia ERDOS
Resources Co. Ltd. - Class A
144,443
0.1
434,000
Kunlun Energy Co. Ltd.
346,178
0.2
60,400  Shenzhen Senior Technology
Material Co. Ltd. - Class A
137,625
0.1
75,300
(2)
Sichuan New Energy Power
Co. Ltd.
148,472
0.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China: (continued)
172,000  SITC International Holdings
Co. Ltd.
$ 298,800
0.2
48,256  Suzhou Dongshan Precision
Manufacturing Co. Ltd. -
Class A
172,501
0.1
36,640  Weihai Guangwei
Composites Co. Ltd. - Class
A
151,194
0.1
94,100  Western Mining Co. Ltd. -
Class A
135,972
0.1
98,700
Xiamen C & D, Inc. - Class A
161,334
0.1
97,700
Yintai Gold Co. Ltd. - Class A
178,076
0.1
18,460  YongXing Special Materials
Technology Co. Ltd. - Class A
164,469
0.1
44,800  Zangge Mining Co. Ltd. -
Class A
144,891
0.1
224,000  Zhejiang Expressway Co.
Ltd. - Class H
165,898
0.1
35,800  Zhuzhou CRRC Times
Electric Co. Ltd.
150,657
0.1
59,800
ZTE Corp. - Class H
183,614
0.1
6,042  ZTO Express Cayman, Inc.,
ADR
152,500
0.1
4,376,470
2.7
Colombia : 0 .1%
51,487  Interconexion Electrica SA
ESP
203,634
0.1
Denmark : 0 .3%
278  AP Moller - Maersk A/S -
Class B
467,871
0.3
Finland : 0 .4%
3,368
Kone Oyj - Class B
171,326
0.1
132,506
Nokia Oyj
536,044
0.3
707,370
0.4
France : 3 .6%
1,287
(2)
Aeroports de Paris
196,162
0.1
3,067
Air Liquide SA
513,885
0.3
6,119
Arkema SA
534,492
0.3
26,087
Cie de Saint-Gobain
1,448,730
0.8
9,461
Eiffage SA
1,010,368
0.6
43,632
Engie SA
656,078
0.4
52,437
Getlink SE
892,205
0.5
8,025
Legrand SA
760,705
0.4
29,583
Orange SA
353,319
0.2
6,365,944
3.6
Germany : 4 .6%
21,432
BASF SE
1,019,267
0.6
8,447
Brenntag SE
664,296
0.4
100,317
E.ON SE
1,216,175
0.7
8,179
Evonik Industries AG
164,281
0.1
14,181
GEA Group AG
597,672
0.3
9,172
Heidelberg Materials AG
657,963
0.4
17,369
Siemens AG, Reg
2,858,297
1.7
1,512
Symrise AG
161,924
0.1
36,493
United Internet AG, Reg
525,705
0.3
7,865,580
4.6

PORTFOLIO OF INVESTMENTS
as of May 31, 2023 (Unaudited) (continued)

Voya Infrastructure, Industrials
and Materials Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Greece : 0 .3%
32,730  Hellenic Telecommunications
Organization SA
$ 501,354
0.3
Hong Kong : 0 .7%
9,800  Jardine Matheson Holdings
Ltd.
466,715
0.3
117,000
Power Assets Holdings Ltd.
630,024
0.4
1,096,739
0.7
India : 1 .8%
32,782  Adani Ports & Special
Economic Zone Ltd.
292,322
0.2
541,023
Bharat Electronics Ltd.
732,674
0.4
30,881
Larsen & Toubro Ltd.
821,886
0.5
125,517
NTPC Ltd.
263,228
0.2
78,663  Power Grid Corp. of India
Ltd.
222,149
0.1
70,896
UPL Ltd.
586,297
0.3
50,193
Vedanta Ltd.
168,595
0.1
3,087,151
1.8
Ireland : 0 .9%
20,994
CRH PLC
993,493
0.6
12,848
Smurfit Kappa Group PLC
457,777
0.3
1,451,270
0.9
Israel : 0 .1%
122,209  Bezeq The Israeli
Telecommunication Corp.
Ltd.
152,813
0.1
Italy : 0 .8%
189,420
Snam SpA
992,933
0.6
1,080,810
(2)
Telecom Italia SpA/Milano
287,290
0.2
1,280,223
0.8
Japan : 9 .3%
11,400
AGC, Inc.
415,238
0.2
37,500
Asahi Kasei Corp.
254,323
0.1
9,500
Azbil Corp.
299,910
0.2
24,000  Chubu Electric Power Co.,
Inc.
286,692
0.2
13,000
Fuji Electric Co. Ltd.
545,309
0.3
3,300
Hamamatsu Photonics KK
167,745
0.1
3,100
Hirose Electric Co. Ltd.
419,657
0.2
3,200
Hitachi Ltd.
184,168
0.1
5,400
ITOCHU Corp.
182,293
0.1
37,800
Kajima Corp.
529,154
0.3
51,000
KDDI Corp.
1,572,408
0.9
800
Keyence Corp.
387,822
0.2
34,500
Lixil Corp.
443,889
0.3
5,200
Mitsubishi Corp.
207,896
0.1
35,100
NGK Insulators Ltd.
422,951
0.2
15,900  Nippon Sanso Holdings
Corp.
325,154
0.2
29,900  Nippon Telegraph &
Telephone Corp.
849,481
0.5
10,900
Nissan Chemical Corp.
472,845
0.3
17,300
Nitto Denko Corp.
1,230,122
0.7
202,900
Oji Holdings Corp.
780,812
0.5
33,300
Osaka Gas Co. Ltd.
527,930
0.3
20,000
Shimadzu Corp.
618,516
0.4
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Japan: (continued)
6,400
Shin-Etsu Chemical Co. Ltd.
$ 197,033
0.1
17,700
SoftBank Group Corp.
696,459
0.4
231,500
Sumitomo Chemical Co. Ltd.
689,346
0.4
35,600
Sumitomo Corp.
671,890
0.4
16,300
Taisei Corp.
517,940
0.3
21,600
Tokyo Gas Co. Ltd.
460,187
0.3
12,800
Toyota Industries Corp.
789,320
0.5
14,000
Toyota Tsusho Corp.
614,950
0.4
11,500
Yokogawa Electric Corp.
216,546
0.1
15,977,986
9.3
Luxembourg : 0 .3%
21,026
ArcelorMittal SA
524,467
0.3
Malaysia : 0 .2%
274,200  Malaysia Airports Holdings
Bhd
410,406
0.2
Mexico : 0 .6%
5,541  Grupo Aeroportuario del
Sureste SAB de CV - Class
B
155,470
0.1
303,699  Operadora De Sites
Mexicanos SAB de CV -
Class 1
298,909
0.2
50,053  Promotora y Operadora de
Infraestructura SAB de CV
487,231
0.3
941,610
0.6
Netherlands : 0 .4%
178,387
Koninklijke KPN NV
613,696
0.4
Philippines : 0 .2%
46,760  International Container
Terminal Services, Inc.
162,374
0.1
10,580
SM Investments Corp.
174,960
0.1
337,334
0.2
Portugal : 0 .2%
65,375  EDP - Energias de Portugal
SA
319,350
0.2
Qatar : 0 .2%
132,104
Ooredoo QPSC
385,061
0.2
Russia : 0.0%
267,141
(2)(3)
Alrosa PJSC
—
0.0
4,101,092
(3)
Inter RAO UES PJSC
—
0.0
124,960
(3)
Mobile TeleSystems PJSC
—
0.0
—
0.0
Saudi Arabia : 1 .2%
56,454
Etihad Etisalat Co.
647,081
0.4
7,828
SABIC Agri-Nutrients Co.
260,510
0.2
32,087  Sahara International
Petrochemical Co.
303,944
0.2
79,414
Saudi Electricity Co.
456,851
0.3
16,100
Saudi Telecom Co.
185,693
0.1
1,854,079
1.2
Singapore : 1 .5%
54,300
(1)
BOC Aviation Ltd.
398,699
0.2
134,900
Keppel Corp. Ltd.
629,061
0.4

PORTFOLIO OF INVESTMENTS
as of May 31, 2023 (Unaudited) (continued)

Voya Infrastructure, Industrials
and Materials Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Singapore: (continued)
230,100
Singapore Airlines Ltd.
$ 1,090,267
0.6
295,900  Singapore
Telecommunications Ltd.
544,305
0.3
2,662,332
1.5
South Africa : 0 .5%
21,786
Anglo American PLC
600,168
0.3
17,375  Impala Platinum Holdings
Ltd.
139,504
0.1
100,780
Sibanye Stillwater Ltd.
178,066
0.1
917,738
0.5
South Korea : 1 .8%
9,436
CJ Corp.
629,458
0.4
19,210
GS Holdings Corp.
557,337
0.3
9,076
(2)
HD Korea Shipbuilding &
Offshore Engineering Co.
Ltd.
658,015
0.4
12,706  Korea Aerospace Industries
Ltd.
492,760
0.3
3,640
Samsung C&T Corp.
303,200
0.2
723
Samsung SDI Co. Ltd.
390,564
0.2
3,031,334
1.8
Spain : 1 .7%
35,552  ACS Actividades de
Construccion y Servicios SA
1,186,406
0.7
4,858
(1)
Aena SME SA
762,258
0.4
57,690
Red Electrica Corp. SA
978,323
0.6
2,926,987
1.7
Sweden : 1 .6%
16,832
Atlas Copco AB - Class A
246,227
0.1
16,740
(2)
Boliden AB
264,573
0.1
9,149
Sandvik AB
161,290
0.1
10,489
SKF AB - Class B
166,899
0.1
87,667  Telefonaktiebolaget LM
Ericsson - Class B
453,313
0.3
220,656
Telia Co. AB
514,544
0.3
58,848
Volvo AB - Class B
1,087,603
0.6
2,894,449
1.6
Switzerland : 1 .5%
231
Givaudan SA, Reg
761,372
0.4
7,044
Holcim AG
435,206
0.3
6,808
SIG Group AG
186,202
0.1
3,813
Sika AG, Reg
1,043,318
0.6
274
Swisscom AG, Reg
173,578
0.1
2,599,676
1.5
Taiwan : 1 .7%
22,000
Accton Technology Corp.
252,247
0.1
83,000
Delta Electronics, Inc.
852,324
0.5
34,200  Evergreen Marine Corp.
Taiwan Ltd.
169,728
0.1
328,000  Hon Hai Precision Industry
Co. Ltd.
1,134,808
0.7
132,000  Zhen Ding Technology
Holding Ltd.
496,893
0.3
2,906,000
1.7
Thailand : 0 .3%
53,000
Electricity Generating PCL
219,979
0.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Thailand: (continued)
410,700
PTT Global Chemical PCL
$ 415,588
0.2
635,567
0.3
Turkey : 0 .3%
85,978
KOC Holding AS
326,364
0.2
103,225  Turkcell Iletisim Hizmetleri
AS
166,757
0.1
493,121
0.3
United Kingdom : 2 .3%
71,463
BAE Systems PLC
825,938
0.5
7,131
Bunzl PLC
279,166
0.2
51,459
CNH Industrial NV
658,652
0.4
11,933
DCC PLC
683,802
0.4
13,840
Halma PLC
415,376
0.2
10,472
(2)
Liberty Global PLC - Class A
170,694
0.1
14,904
Smiths Group PLC
298,209
0.2
1,181  Spirax-Sarco Engineering
PLC
160,978
0.1
10,542
SSE PLC
247,262
0.1
15,687
United Utilities Group PLC
197,834
0.1
3,937,911
2.3
United States : 44 .5%
6,576
3M Co.
613,607
0.4
11,645
AECOM
908,892
0.5
3,826  Air Products and Chemicals,
Inc.
1,029,730
0.6
1,936
Albemarle Corp.
374,674
0.2
3,749
Alcoa Corp.
118,918
0.1
5,434
Allegion PLC
569,157
0.3
15,419
AMERCO
713,746
0.4
10,408  American Electric Power
Co., Inc.
865,113
0.5
9,446
AMETEK, Inc.
1,370,331
0.8
2,703
(2)
Arrow Electronics, Inc.
342,308
0.2
47,738
AT&T, Inc.
750,919
0.4
9,080
Atmos Energy Corp.
1,046,742
0.6
39,189
Baker Hughes Co.
1,067,900
0.6
4,755
(2)
Boeing Co.
978,104
0.6
24,018
Carrier Global Corp.
982,336
0.6
5,719
Caterpillar, Inc.
1,176,684
0.7
2,656
Celanese Corp.
276,277
0.2
7,441
Cheniere Energy, Inc.
1,040,029
0.6
69,520
Cisco Systems, Inc.
3,453,058
2.0
8,176
Consolidated Edison, Inc.
762,821
0.4
55,707
CSX Corp.
1,708,534
1.0
2,271
Deere & Co.
785,721
0.5
5,965
Dover Corp.
795,313
0.5
16,063
Dow, Inc.
783,553
0.5
9,779
DTE Energy Co.
1,052,220
0.6
9,279
Duke Energy Corp.
828,522
0.5
6,977
Ecolab, Inc.
1,151,554
0.7
18,176
Edison International
1,227,244
0.7
19,532
Emerson Electric Co.
1,517,246
0.9
6,442
Essential Utilities, Inc.
262,447
0.2
3,431
Evergy, Inc.
198,483
0.1
7,169
Eversource Energy
496,310
0.3
1,605  Expeditors International of
Washington, Inc.
177,048
0.1
6,553
(2)
F5, Inc.
967,092
0.6

PORTFOLIO OF INVESTMENTS
as of May 31, 2023 (Unaudited) (continued)

Voya Infrastructure, Industrials
and Materials Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United States: (continued)
2,385
FedEx Corp.
$ 519,882
0.3
3,854
Ferguson PLC
558,483
0.3
5,418
FMC Corp.
563,905
0.3
21,179
Fortive Corp.
1,378,965
0.8
14,057
Freeport-McMoRan, Inc.
482,717
0.3
17,207
General Electric Co.
1,747,027
1.0
29,577
Halliburton Co.
847,381
0.5
2,540
HEICO Corp.
392,633
0.2
4,193
Honeywell International, Inc.
803,379
0.5
18,575
Ingersoll Rand, Inc.
1,052,459
0.6
24,757  Johnson Controls
International PLC
1,477,993
0.9
31,151
Juniper Networks, Inc.
946,056
0.6
8,221
(2)
Keysight Technologies, Inc.
1,330,158
0.8
5,278
Linde PLC
1,866,617
1.1
867
Lockheed Martin Corp.
384,957
0.2
3,671
Newmont Corp.
148,859
0.1
12,610
NextEra Energy, Inc.
926,331
0.5
45,250
NiSource, Inc.
1,216,772
0.7
3,022
Norfolk Southern Corp.
629,120
0.4
4,719
Nucor Corp.
623,191
0.4
1,664  Old Dominion Freight Line,
Inc.
516,572
0.3
7,426
ONEOK, Inc.
420,757
0.2
5,522
Owens Corning
587,154
0.3
4,952
Parker-Hannifin Corp.
1,586,819
0.9
18,400
Pentair PLC
1,020,648
0.6
41,220
(2)
PG&E Corp.
698,267
0.4
7,372
PPG Industries, Inc.
967,870
0.6
34,093
PPL Corp.
893,237
0.5
9,640  Raytheon Technologies
Corp.
888,230
0.5
1,161  Reliance Steel & Aluminum
Co.
272,463
0.2
4,150
Rockwell Automation, Inc.
1,156,190
0.7
11,692
Schlumberger NV
500,768
0.3
4,482
Schneider Electric SE
775,382
0.5
16,411
Sealed Air Corp.
621,156
0.4
11,036
Sempra Energy
1,583,997
0.9
18,544  Sensata Technologies
Holding PLC
769,947
0.4
4,623
Sherwin-Williams Co.
1,053,027
0.6
1,767
Snap-on, Inc.
439,736
0.3
3,438
Steel Dynamics, Inc.
315,952
0.2
14,204
Targa Resources Corp.
966,582
0.6
18,901
Textron, Inc.
1,169,405
0.7
2,279
(2)
T-Mobile US, Inc.
312,793
0.2
4,769
Trane Technologies PLC
778,444
0.5
277
TransDigm Group, Inc.
214,301
0.1
8,212
(2)
Trimble, Inc.
383,254
0.2
8,675
(2)
Uber Technologies, Inc.
329,043
0.2
10,687
UGI Corp.
298,915
0.2
3,462
Union Pacific Corp.
666,504
0.4
6,669  United Parcel Service, Inc. -
Class B
1,113,723
0.7
3,310
United Rentals, Inc.
1,104,845
0.6
37,890
(2)
Verizon Communications,
Inc.
1,350,021
0.8
20,489
Vistra Corp.
491,121
0.3
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United States: (continued)
9,349  Westinghouse Air Brake
Technologies Corp.
$ 865,998
0.5
24,452
Westrock Co.
684,901
0.4
1,328
WW Grainger, Inc.
861,899
0.5
2,417
Xcel Energy, Inc.
157,806
0.1
4,352
Xylem, Inc.
436,070
0.3
75,543,315
44.5
Zambia : 0 .1%
9,473
First Quantum Minerals Ltd.
198,462
0.1
Total Common Stock
(Cost $155,225,945)
165,213,784
96.9
EXCHANGE-TRADED FUNDS : 1 .6%
29,603
iShares MSCI ACWI ETF
2,712,227
1.6
Total Exchange-Traded
Funds
(Cost $2,653,893)
2,712,227
1.6
PREFERRED STOCK : 0 .5%
Brazil : 0 .4%
268,173  Cia Energetica de Minas
Gerais
615,815
0.4
Chile : 0 .1%
3,267  Sociedad Quimica y Minera
de Chile SA
210,539
0.1
Total Preferred Stock
(Cost $876,540)
826,354
0.5
Total Long-Term Investments
(Cost $158,756,378)
168,752,365
99.0
SHORT-TERM INVESTMENTS : 0 .8%
Mutual Funds: 0.8%
1,351,000
(4)
Morgan Stanley Institutional
Liquidity Funds - Government
Portfolio (Institutional Share
Class), 5.000%
(Cost $1,351,000)
1,351,000
0.8
Total Short-Term Investments
(Cost $1,351,000)
1,351,000
0.8
Total Investments in
Securities
(Cost $160,107,378) $ 170,103,365 99.8
Assets in Excess of
Other Liabilities 277,373 0.2
Net Assets $ 170,380,738 100.0
ADR American Depositary Receipt
(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(2)
Non-income producing security.
(3)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using significant unobservable inputs.
(4)
Rate shown is the 7-day yield as of May 31, 2023.

PORTFOLIO OF INVESTMENTS
as of May 31, 2023 (Unaudited) (continued)

Voya Infrastructure, Industrials
and Materials Fund
Industry Diversification
Percentage
of Net Assets
Chemicals 10 .5%
Machinery 8 .7
Metals & Mining 8 .0
Electric Utilities 6 .7
Industrial Conglomerates 6 .1
Diversified Telecommunication Services 5 .3
Electronic Equipment, Instruments & Components 4 .5
Electrical Equipment 4 .1
Ground Transportation 4 .1
Communications Equipment 4 .0
Building Products 3 .9
Multi-Utilities 3 .8
Aerospace & Defense 3 .6
Trading Companies & Distributors 3 .4
Construction & Engineering 3 .3
Gas Utilities 2 .9
Wireless Telecommunication Services 2 .8
Transportation Infrastructure 2 .6
Multi-Sector Holdings 1 .6
Energy Equipment & Services 1 .5
Oil, Gas & Consumable Fuels 1 .4
Construction Materials 1 .2
Air Freight & Logistics 1 .2
Containers & Packaging 1 .1
Passenger Airlines 0 .6
Independent Power And Renewable Electricity
Producers 0 .6
Paper & Forest Products 0 .6
Marine Transportation 0 .6
Water Utilities 0 .3
Assets in Excess of Other Liabilities* 1 .0
Net Assets 100 .0%
*      Includes short-term investments.

PORTFOLIO OF INVESTMENTS
as of May 31, 2023 (Unaudited) (continued)

Voya Infrastructure, Industrials
and Materials Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of May 31, 2023 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant
Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
May 31, 2023
Asset Table
Investments, at fair value
Common Stock
Australia $ — $ 7,467,251 $ — $ 7,467,251
Brazil 2,018,044 — — 2,018,044
Canada 7,845,278 — — 7,845,278
Chile 215,911 — — 215,911
China 152,500 4,223,970 — 4,376,470
Colombia 203,634 — — 203,634
Denmark — 467,871 — 467,871
Finland — 707,370 — 707,370
France — 6,365,944 — 6,365,944
Germany — 7,865,580 — 7,865,580
Greece — 501,354 — 501,354
Hong Kong 466,715 630,024 — 1,096,739
India — 3,087,151 — 3,087,151
Ireland — 1,451,270 — 1,451,270
Israel — 152,813 — 152,813
Italy — 1,280,223 — 1,280,223
Japan — 15,977,986 — 15,977,986
Luxembourg — 524,467 — 524,467
Malaysia — 410,406 — 410,406
Mexico 941,610 — — 941,610
Netherlands — 613,696 — 613,696
Philippines — 337,334 — 337,334
Portugal — 319,350 — 319,350
Qatar 385,061 — — 385,061
Russia — — — —
Saudi Arabia — 1,854,079 — 1,854,079
Singapore — 2,662,332 — 2,662,332
South Africa — 917,738 — 917,738
South Korea — 3,031,334 — 3,031,334
Spain — 2,926,987 — 2,926,987
Sweden 8,855 2,885,594 — 2,894,449
Switzerland — 2,599,676 — 2,599,676
Taiwan — 2,906,000 — 2,906,000
Thailand — 635,567 — 635,567
Turkey 166,757 326,364 — 493,121
United Kingdom 170,694 3,767,217 — 3,937,911
United States 74,767,933 775,382 — 75,543,315
Zambia 198,462 — — 198,462
Total Common Stock 87,541,454 77,672,330 — 165,213,784
Exchange-Traded Funds 2,712,227 — — 2,712,227
Preferred Stock 826,354 — — 826,354
Short-Term Investments 1,351,000 — — 1,351,000
Total Investments, at fair value $ 92,431,035 $ 77,672,330 $ — $ 170,103,365
Liabilities Table
Other Financial Instruments+
Written Options $ — $ (79,769) $ — $ (79,769)
Total Liabilities $ — $ (79,769) $ — $ (79,769)
+ Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.

PORTFOLIO OF INVESTMENTS
as of May 31, 2023 (Unaudited) (continued)

Voya Infrastructure, Industrials
and Materials Fund
T
# The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.
At May 31, 2023, the following OTC written equity options were outstanding for Voya Infrastructure, Industrials and Materials
Fund:
Description Counterparty Put/Call
Expiration
Date
Exercise
Price
Number of
Contracts
Notional
Amount
Premiums
Received Fair Value
Industrial Select
Sector SPDR Fund
Citibank N.A. Call 06/01/23 USD 98.030 244,823 USD 23,711,108 $ 554,157 $ (22,850)
iShares MSCI EAFE
ETF
UBS AG Call 06/15/23 USD 73.230 247,166 USD 17,153,320 139,550 (1,872)
iShares MSCI
Emerging Markets
ETF
UBS AG Call 06/15/23 USD 38.950 243,902 USD 9,241,447 135,000 (55,047)
Materials Select
Sector SPDR Fund
Wells Fargo Call 06/01/23 USD 78.340 125,096 USD 9,384,702 235,205 —
$ 1,063,912 $ (79,769)
Currency Abbreviations:
USD United States Dollar
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 20,833,568
Gross Unrealized Depreciation (10,837,581)
Net Unrealized Appreciation $ 19,991,974